Portfolio of investments—July 31, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 96.46%
Australia: 6.95%
ANZ Group Holdings Ltd. (Financials, Banks)	77,757	$1,479,330
Aristocrat Leisure Ltd. (Consumer discretionary, Hotels, restaurants & leisure)	24,526	873,471
BHP Group Ltd. (Materials, Metals & mining)	47,942	1,331,586
BHP Group Ltd. Class DI (Materials, Metals & mining)	27,054	746,909
BlueScope Steel Ltd. (Materials, Metals & mining)	28,715	416,975
Brambles Ltd. (Industrials, Commercial services & supplies)	29,590	301,660
Cochlear Ltd. (Health care, Health care equipment & supplies)	1,471	332,381
Commonwealth Bank of Australia (Financials, Banks)	21,418	1,929,978
Computershare Ltd. (Industrials, Professional services)	15,549	280,442
CSL Ltd. (Health care, Biotechnology)	8,864	1,799,065
Dexus (Real estate, Office REITs)	93,219	429,791
Endeavour Group Ltd. (Consumer staples, Consumer staples distribution & retail)	80,708	290,280
Fortescue Ltd. (Materials, Metals & mining)	43,237	537,991
Glencore PLC (Materials, Metals & mining)	193,140	1,071,702
GPT Group (Real estate, Diversified REITs)	177,570	540,882
IGO Ltd. (Materials, Metals & mining)	61,438	224,993
Northern Star Resources Ltd. (Materials, Metals & mining)	44,808	415,869
Pilbara Minerals Ltd. (Materials, Metals & mining)	115,902	224,023
Rio Tinto Ltd. (Materials, Metals & mining)	5,261	404,266
Santos Ltd. (Energy, Oil, gas & consumable fuels)	72,315	376,971
Scentre Group (Real estate, Retail REITs)	273,154	622,908
Seven Group Holdings Ltd. (Industrials, Trading companies & distributors)	11,002	282,278
Transurban Group (Industrials, Transportation infrastructure)	156,247	1,333,380
Treasury Wine Estates Ltd. (Consumer staples, Beverages)	36,582	295,748
Vicinity Ltd. (Real estate, Retail REITs)	325,541	451,395
Wesfarmers Ltd. (Consumer discretionary, Broadline retail)	10,402	502,023
Westpac Banking Corp. (Financials, Banks)	77,691	1,518,300
Woodside Energy Group Ltd. (Energy, Oil, gas & consumable fuels)	41,935	760,483
Woolworths Group Ltd. (Consumer staples, Consumer staples distribution & retail)	13,887	313,335
		20,088,415
Austria: 0.37%
Erste Group Bank AG (Financials, Banks)	12,924	672,258
Verbund AG (Utilities, Electric utilities)	5,032	404,047
		1,076,305
Belgium: 0.39%
Anheuser-Busch InBev SA (Consumer staples, Beverages)	4,643	275,674
D’ieteren Group (Consumer discretionary, Distributors)	1,517	348,634
Syensqo SA (Materials, Chemicals)	3,720	328,952
Umicore SA (Materials, Chemicals)	13,593	186,687
		1,139,947
Denmark: 3.35%
Carlsberg AS Class B (Consumer staples, Beverages)	3,940	475,783
Demant AS (Health care, Health care equipment & supplies)†	6,182	237,014
DSV AS (Industrials, Air freight & logistics)	2,515	461,363
Genmab AS (Health care, Biotechnology)†	2,307	651,662
See accompanying notes to portfolio of investments
Allspring Disciplined International Developed Markets Portfolio | 1

Portfolio of investments—July 31, 2024 (unaudited)

	Shares	Value
Denmark(continued)
Novo Nordisk AS Class B (Health care, Pharmaceuticals)	54,067	$7,163,493
Pandora AS (Consumer discretionary, Textiles, apparel & luxury goods)	2,104	329,809
Svitzer Group AS (Industrials, Transportation infrastructure)†	452	17,322
Vestas Wind Systems AS (Industrials, Electrical equipment)†	14,305	354,006
		9,690,452
Finland: 0.74%
Fortum Oyj (Utilities, Electric utilities)	21,959	337,663
Kone Oyj Class B (Industrials, Machinery)	7,676	391,972
Nokia Oyj (Information technology, Communications equipment)	72,435	284,662
Nordea Bank Abp (Financials, Banks)	27,479	321,785
Nordea Bank Abp Helsinki Stock Exchange (Financials, Banks)	6,319	73,943
UPM-Kymmene Oyj (Materials, Paper & forest products)	7,412	245,159
Wartsila Oyj Abp (Industrials, Machinery)	22,954	474,341
		2,129,525
France: 9.99%
Accor SA (Consumer discretionary, Hotels, restaurants & leisure)	7,197	276,963
Air Liquide SA (Materials, Chemicals)	6,227	1,136,169
BNP Paribas SA (Financials, Banks)	21,802	1,493,736
Capgemini SE (Information technology, IT services)	3,263	647,782
Carrefour SA (Consumer staples, Consumer staples distribution & retail)	15,603	232,754
Cie de Saint-Gobain SA (Industrials, Building products)	9,357	802,697
Cie Generale des Etablissements Michelin SCA (Consumer discretionary, Automobile components)	9,795	387,773
Covivio SA (Real estate, Diversified REITs)	5,946	306,083
Credit Agricole SA (Financials, Banks)	45,835	695,567
Danone SA (Consumer staples, Food products)	15,207	987,923
Dassault Systemes SE (Information technology, Software)	8,419	319,154
Edenred SE (Financials, Financial services)	8,025	334,151
Eiffage SA (Industrials, Construction & engineering)	6,306	627,584
Engie SA (Utilities, Multi-utilities)	63,511	998,403
EssilorLuxottica SA (Health care, Health care equipment & supplies)	5,028	1,150,606
Getlink SE (Industrials, Transportation infrastructure)	16,648	296,665
Hermes International SCA (Consumer discretionary, Textiles, apparel & luxury goods)	533	1,164,783
Ipsen SA (Health care, Pharmaceuticals)	2,985	335,156
Kering SA (Consumer discretionary, Textiles, apparel & luxury goods)	970	297,924
Legrand SA (Industrials, Electrical equipment)	6,788	733,422
L’Oreal SA (Consumer staples, Personal care products)	3,841	1,661,031
LVMH Moet Hennessy Louis Vuitton SE (Consumer discretionary, Textiles, apparel & luxury goods)	4,141	2,920,905
Publicis Groupe SA (Communication services, Media)†	7,240	755,830
Safran SA (Industrials, Aerospace & defense)	8,109	1,781,488
Sanofi SA (Health care, Pharmaceuticals)	18,139	1,869,994
Schneider Electric SE (Industrials, Electrical equipment)	7,410	1,786,071
Societe Generale SA (Financials, Banks)	14,915	386,850
Teleperformance SE (Industrials, Professional services)	2,418	311,282
TotalEnergies SE (Energy, Oil, gas & consumable fuels)	36,630	2,471,290
See accompanying notes to portfolio of investments
2 | Allspring Disciplined International Developed Markets Portfolio

Portfolio of investments—July 31, 2024 (unaudited)

	Shares	Value
France(continued)
Veolia Environnement SA (Utilities, Multi-utilities)	13,013	$408,787
Vinci SA (Industrials, Construction & engineering)	11,126	1,269,676
		28,848,499
Germany: 7.16%
adidas AG (Consumer discretionary, Textiles, apparel & luxury goods)	1,457	365,120
Allianz SE (Financials, Insurance)	9,006	2,536,679
BASF SE (Materials, Chemicals)	8,940	416,221
Bayer AG (Health care, Pharmaceuticals)	11,137	331,333
Bayerische Motoren Werke AG (Consumer discretionary, Automobiles)	8,128	753,865
Bechtle AG (Information technology, IT services)	7,685	339,628
Beiersdorf AG (Consumer staples, Personal care products)	2,205	320,049
Brenntag SE (Industrials, Trading companies & distributors)	2,959	210,492
Carl Zeiss Meditec AG (Health care, Health care equipment & supplies)	3,535	241,846
Deutsche Bank AG (Financials, Capital markets)	51,251	797,746
Deutsche Telekom AG (Communication services, Diversified telecommunication services)	60,071	1,571,306
E.ON SE (Utilities, Multi-utilities)	51,241	718,559
Fresenius Medical Care AG (Health care, Health care providers & services)	7,160	276,289
GEA Group AG (Industrials, Machinery)	6,724	296,901
Henkel AG & Co. KGaA (Consumer staples, Household products)	6,745	522,622
Infineon Technologies AG (Information technology, Semiconductors & semiconductor equipment)	15,312	531,910
Mercedes-Benz Group AG (Consumer discretionary, Automobiles)	12,393	819,232
Merck KGaA (Health care, Pharmaceuticals)	1,917	342,515
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Financials, Insurance)	1,621	798,383
Rational AG (Industrials, Machinery)	372	325,640
Rheinmetall AG (Industrials, Aerospace & defense)	501	272,873
RWE AG (Utilities, Independent power and renewable electricity producers)	11,806	440,611
SAP SE (Information technology, Software)	17,561	3,712,751
Siemens AG (Industrials, Industrial conglomerates)	12,892	2,360,486
Siemens Healthineers AG (Health care, Health care equipment & supplies)144A	5,440	291,579
Talanx AG (Financials, Insurance)	8,216	624,181
Wacker Chemie AG (Materials, Chemicals)	2,522	252,071
Zalando SE (Consumer discretionary, Specialty retail)144A†	8,484	217,396
		20,688,284
Hong Kong: 1.45%
AIA Group Ltd. (Financials, Insurance)	227,600	1,522,384
BOC Hong Kong Holdings Ltd. (Financials, Banks)	331,000	962,985
Hang Seng Bank Ltd. (Financials, Banks)	20,200	247,366
Henderson Land Development Co. Ltd. (Real estate, Real estate management & development)	148,000	415,706
Hong Kong Exchanges & Clearing Ltd. (Financials, Capital markets)	20,300	598,789
Hongkong Land Holdings Ltd. (Real estate, Real estate management & development)	73,940	238,797
Wharf Real Estate Investment Co. Ltd. (Real estate, Real estate management & development)	85,000	208,966
		4,194,993
See accompanying notes to portfolio of investments
Allspring Disciplined International Developed Markets Portfolio | 3

Portfolio of investments—July 31, 2024 (unaudited)

	Shares	Value
Ireland: 0.91%
CRH PLC (Materials, Construction materials)	5,698	$488,319
CRH PLC Sigma X MTF (Materials, Construction materials)	3,330	283,240
DCC PLC (Industrials, Industrial conglomerates)	5,367	369,759
Flutter Entertainment PLC (Consumer discretionary, Hotels, restaurants & leisure)†	2,552	504,800
James Hardie Industries PLC (Materials, Construction materials)†	9,162	329,132
Kingspan Group PLC (Industrials, Building products)	3,459	323,639
Smurfit WestRock PLC (Materials, Containers & packaging)	7,261	325,583
		2,624,472
Israel: 1.15%
Check Point Software Technologies Ltd. (Information technology, Software)†	3,517	645,194
Global-E Online Ltd. (Consumer discretionary, Broadline retail)†	11,220	385,070
Israel Discount Bank Ltd. Class A (Financials, Banks)	56,912	290,537
Monday.com Ltd. (Information technology, Software)†	2,069	475,477
Nice Ltd. (Information technology, Software)†	1,348	243,299
Teva Pharmaceutical Industries Ltd. ADR (Health care, Pharmaceuticals)†	52,906	922,152
Wix.com Ltd. (Information technology, IT services)†	2,262	352,702
		3,314,431
Italy: 2.25%
Banco BPM SpA (Financials, Banks)	39,627	274,364
ENEL SpA (Utilities, Electric utilities)	207,234	1,479,480
Generali (Financials, Insurance)	34,429	891,126
Intesa Sanpaolo SpA (Financials, Banks)	303,164	1,231,098
Leonardo SpA (Industrials, Aerospace & defense)	11,406	271,752
Moncler SpA (Consumer discretionary, Textiles, apparel & luxury goods)	4,454	265,575
Prysmian SpA (Industrials, Electrical equipment)	6,376	438,315
Terna - Rete Elettrica Nazionale (Utilities, Electric utilities)	46,604	388,083
UniCredit SpA (Financials, Banks)	30,687	1,260,459
		6,500,252
Japan: 22.36%
Advantest Corp. (Information technology, Semiconductors & semiconductor equipment)	11,000	486,875
Aeon Co. Ltd. (Consumer staples, Consumer staples distribution & retail)	16,200	369,629
ANA Holdings, Inc. (Industrials, Passenger airlines)	36,100	690,511
Bridgestone Corp. (Consumer discretionary, Automobile components)	10,100	411,814
Brother Industries Ltd. (Information technology, Technology hardware, storage & peripherals)	22,200	455,463
Canon, Inc. (Information technology, Technology hardware, storage & peripherals)	29,200	914,009
Central Japan Railway Co. (Industrials, Ground transportation)	58,200	1,372,178
Chugai Pharmaceutical Co. Ltd. (Health care, Pharmaceuticals)	17,800	776,836
Dai-ichi Life Holdings, Inc. (Financials, Insurance)	33,500	1,021,425
Daiichi Sankyo Co. Ltd. (Health care, Pharmaceuticals)	30,300	1,234,048
Daikin Industries Ltd. (Industrials, Building products)	3,000	435,020
Daito Trust Construction Co. Ltd. (Real estate, Real estate management & development)	5,100	613,326
Daiwa House Industry Co. Ltd. (Real estate, Real estate management & development)	23,700	671,146
Daiwa Securities Group, Inc. (Financials, Capital markets)	72,900	601,869
See accompanying notes to portfolio of investments
4 | Allspring Disciplined International Developed Markets Portfolio

Portfolio of investments—July 31, 2024 (unaudited)

	Shares	Value
Japan(continued)
Disco Corp. (Information technology, Semiconductors & semiconductor equipment)	2,400	$802,552
ENEOS Holdings, Inc. (Energy, Oil, gas & consumable fuels)	75,200	394,013
Fast Retailing Co. Ltd. (Consumer discretionary, Specialty retail)	3,800	1,047,465
Hikari Tsushin, Inc. (Industrials, Industrial conglomerates)	2,900	543,037
Hitachi Ltd. (Industrials, Industrial conglomerates)	63,800	1,378,505
Honda Motor Co. Ltd. (Consumer discretionary, Automobiles)	134,200	1,433,870
Hoya Corp. (Health care, Health care equipment & supplies)	9,800	1,227,947
Hulic Co. Ltd. (Real estate, Real estate management & development)	29,100	284,048
Inpex Corp. (Energy, Oil, gas & consumable fuels)	32,800	506,481
Isuzu Motors Ltd. (Consumer discretionary, Automobiles)	30,800	416,635
ITOCHU Corp. (Industrials, Trading companies & distributors)	21,500	1,102,594
Japan Airlines Co. Ltd. (Industrials, Passenger airlines)	37,000	599,506
Japan Post Insurance Co. Ltd. (Financials, Insurance)	17,900	368,517
Keyence Corp. (Information technology, Electronic equipment, instruments & components)	3,000	1,311,780
Kintetsu Group Holdings Co. Ltd. (Industrials, Ground transportation)	10,300	238,550
Kobe Bussan Co. Ltd. (Consumer staples, Consumer staples distribution & retail)	14,800	397,363
Koito Manufacturing Co. Ltd. (Consumer discretionary, Automobile components)	20,400	301,641
Komatsu Ltd. (Industrials, Machinery)	15,500	440,627
Konami Group Corp. (Communication services, Entertainment)	4,000	300,958
Lasertec Corp. (Information technology, Semiconductors & semiconductor equipment)	1,600	283,893
LY Corp. (Communication services, Interactive media & services)	113,200	283,217
M3, Inc. (Health care, Health care technology)	17,800	166,203
Makita Corp. (Industrials, Machinery)	15,400	507,621
Marubeni Corp. (Industrials, Trading companies & distributors)	17,600	331,228
Mazda Motor Corp. (Consumer discretionary, Automobiles)	27,100	233,749
Mitsubishi Corp. (Industrials, Trading companies & distributors)	56,300	1,162,711
Mitsubishi Heavy Industries Ltd. (Industrials, Machinery)	48,200	577,729
Mitsubishi UFJ Financial Group, Inc. (Financials, Banks)	164,200	1,896,568
Mitsui & Co. Ltd. (Industrials, Trading companies & distributors)	45,800	1,062,738
Mitsui Fudosan Co. Ltd. (Real estate, Real estate management & development)	30,000	310,796
Mizuho Financial Group, Inc. (Financials, Banks)	15,400	352,046
MS&AD Insurance Group Holdings, Inc. (Financials, Insurance)	47,700	1,124,505
NEC Corp. (Information technology, IT services)	4,300	372,185
Nexon Co. Ltd. (Communication services, Entertainment)	13,500	290,772
Nidec Corp. (Industrials, Electrical equipment)	7,200	316,733
Nintendo Co. Ltd. (Communication services, Entertainment)	30,900	1,707,484
Nippon Steel Corp. (Materials, Metals & mining)	22,400	486,358
Nippon Telegraph & Telephone Corp. (Communication services, Diversified telecommunication services)	428,300	456,445
Nissin Foods Holdings Co. Ltd. (Consumer staples, Food products)	11,500	341,927
Nitori Holdings Co. Ltd. (Consumer discretionary, Specialty retail)	1,200	146,755
Nitto Denko Corp. (Materials, Chemicals)	8,800	764,135
Obic Co. Ltd. (Information technology, IT services)	3,700	564,187
Odakyu Electric Railway Co. Ltd. (Industrials, Ground transportation)	32,900	332,855
Ono Pharmaceutical Co. Ltd. (Health care, Pharmaceuticals)	35,100	517,807
Oriental Land Co. Ltd. (Consumer discretionary, Hotels, restaurants & leisure)	15,100	432,305
ORIX Corp. (Financials, Financial services)	39,100	945,815
See accompanying notes to portfolio of investments
Allspring Disciplined International Developed Markets Portfolio | 5

Portfolio of investments—July 31, 2024 (unaudited)

	Shares	Value
Japan(continued)
Otsuka Corp. (Information technology, IT services)	18,800	$416,754
Otsuka Holdings Co. Ltd. (Health care, Pharmaceuticals)	22,400	1,141,690
Pan Pacific International Holdings Corp. (Consumer discretionary, Broadline retail)	19,100	498,304
Panasonic Holdings Corp. (Consumer discretionary, Household durables)	50,500	413,655
Recruit Holdings Co. Ltd. (Industrials, Professional services)	29,500	1,691,627
Renesas Electronics Corp. (Information technology, Semiconductors & semiconductor equipment)	23,800	409,928
SBI Holdings, Inc. (Financials, Capital markets)	17,500	454,889
SCREEN Holdings Co. Ltd. (Information technology, Semiconductors & semiconductor equipment)	2,800	237,271
Seiko Epson Corp. (Information technology, Technology hardware, storage & peripherals)	16,700	289,084
Sekisui House Ltd. (Consumer discretionary, Household durables)	12,100	303,182
Seven & i Holdings Co. Ltd. (Consumer staples, Consumer staples distribution & retail)	21,800	261,050
Shin-Etsu Chemical Co. Ltd. (Materials, Chemicals)	26,200	1,164,084
Shionogi & Co. Ltd. (Health care, Pharmaceuticals)	6,300	277,131
SoftBank Corp. (Communication services, Wireless telecommunication services)	80,400	1,048,798
SoftBank Group Corp. (Communication services, Wireless telecommunication services)	16,400	1,002,244
Sompo Holdings, Inc. (Financials, Insurance)	61,300	1,397,757
Sony Group Corp. (Consumer discretionary, Household durables)	23,300	2,069,473
Subaru Corp. (Consumer discretionary, Automobiles)	33,000	634,474
Sumitomo Corp. (Industrials, Trading companies & distributors)	43,600	1,083,353
Sumitomo Metal Mining Co. Ltd. (Materials, Metals & mining)	9,800	298,842
Sumitomo Mitsui Financial Group, Inc. (Financials, Banks)	14,300	1,032,645
Suzuki Motor Corp. (Consumer discretionary, Automobiles)	23,300	267,768
TDK Corp. (Information technology, Electronic equipment, instruments & components)	9,700	676,694
Terumo Corp. (Health care, Health care equipment & supplies)	26,500	475,101
Tokio Marine Holdings, Inc. (Financials, Insurance)	38,000	1,490,858
Tokyo Electron Ltd. (Information technology, Semiconductors & semiconductor equipment)	7,400	1,548,430
Toyota Industries Corp. (Industrials, Machinery)	2,900	243,803
Toyota Motor Corp. (Consumer discretionary, Automobiles)	162,200	3,115,984
Toyota Tsusho Corp. (Industrials, Trading companies & distributors)	39,700	793,723
Yakult Honsha Co. Ltd. (Consumer staples, Food products)	16,700	342,440
Yokogawa Electric Corp. (Information technology, Electronic equipment, instruments & components)	15,200	384,746
		64,584,787
Luxembourg: 0.25%
ArcelorMittal SA (Materials, Metals & mining)	20,094	457,554
Eurofins Scientific SE (Health care, Life sciences tools & services)	4,472	264,760
		722,314
Netherlands: 5.71%
ABN AMRO Bank NV (Financials, Banks)144A	43,605	761,206
Adyen NV (Financials, Financial services)144A†	482	589,601
Airbus SE (Industrials, Aerospace & defense)	6,512	985,439
See accompanying notes to portfolio of investments
6 | Allspring Disciplined International Developed Markets Portfolio

Portfolio of investments—July 31, 2024 (unaudited)

	Shares	Value
Netherlands(continued)
Akzo Nobel NV (Materials, Chemicals)	5,863	$362,522
ASM International NV (Information technology, Semiconductors & semiconductor equipment)	816	561,425
ASML Holding NV (Information technology, Semiconductors & semiconductor equipment)	6,711	6,249,091
EXOR NV (Financials, Financial services)	3,063	313,995
Ferrari NV (Consumer discretionary, Automobiles)	2,237	920,688
ING Groep NV (Financials, Banks)	69,328	1,258,369
Koninklijke Ahold Delhaize NV (Consumer staples, Consumer staples distribution & retail)	10,205	328,756
Koninklijke KPN NV (Communication services, Diversified telecommunication services)	74,302	292,763
Koninklijke Philips NV (Health care, Health care equipment & supplies)†	17,137	481,373
NN Group NV (Financials, Insurance)	7,299	366,294
Prosus NV (Consumer discretionary, Broadline retail)	24,409	851,466
Qiagen NV (Health care, Life sciences tools & services)†	8,328	370,545
Stellantis NV (Consumer discretionary, Automobiles)	52,319	871,847
STMicroelectronics NV (Information technology, Semiconductors & semiconductor equipment)	14,842	490,719
Wolters Kluwer NV (Industrials, Professional services)	2,670	446,983
		16,503,082
New Zealand: 0.11%
Xero Ltd. (Information technology, Software)†	3,474	316,541
Norway: 0.85%
DNB Bank ASA (Financials, Banks)	46,485	960,382
Equinor ASA (Energy, Oil, gas & consumable fuels)	10,044	265,967
Kongsberg Gruppen ASA (Industrials, Aerospace & defense)	5,604	563,508
Norsk Hydro ASA (Materials, Metals & mining)	53,367	296,019
Orkla ASA (Consumer staples, Food products)	42,508	358,746
		2,444,622
Portugal: 0.12%
Jeronimo Martins SGPS SA (Consumer staples, Consumer staples distribution & retail)	20,336	355,439
Singapore: 1.81%
DBS Group Holdings Ltd. (Financials, Banks)	38,310	1,049,825
Genting Singapore Ltd. (Consumer discretionary, Hotels, restaurants & leisure)	1,218,400	774,236
Jardine Cycle & Carriage Ltd. (Industrials, Industrial conglomerates)	17,700	344,652
Mapletree Pan Asia Commercial Trust (Real estate, Retail REITs)	541,000	520,334
Oversea-Chinese Banking Corp. Ltd. (Financials, Banks)	42,100	468,600
Sea Ltd. ADR (Communication services, Entertainment)†	6,943	456,155
Singapore Airlines Ltd. (Industrials, Passenger airlines)	58,500	305,716
Singapore Exchange Ltd. (Financials, Capital markets)	40,800	300,815
United Overseas Bank Ltd. (Financials, Banks)	23,300	564,994
Wilmar International Ltd. (Consumer staples, Food products)	183,300	437,085
		5,222,412
See accompanying notes to portfolio of investments
Allspring Disciplined International Developed Markets Portfolio | 7

Portfolio of investments—July 31, 2024 (unaudited)

	Shares	Value
Spain: 3.27%
Acciona SA (Utilities, Electric utilities)	2,214	$287,031
ACS Actividades de Construccion y Servicios SA (Industrials, Construction & engineering)	6,818	304,606
Aena SME SA (Industrials, Transportation infrastructure)144A	3,799	721,805
Amadeus IT Group SA (Consumer discretionary, Hotels, restaurants & leisure)	5,752	378,832
Banco Bilbao Vizcaya Argentaria SA (Financials, Banks)	164,859	1,727,922
Banco Santander SA (Financials, Banks)	301,907	1,456,444
CaixaBank SA (Financials, Banks)	114,488	667,721
Enagas SA (Utilities, Gas utilities)	33,759	506,113
Iberdrola SA (Utilities, Electric utilities)	101,445	1,339,905
Industria de Diseno Textil SA (Consumer discretionary, Specialty retail)	17,365	843,746
Naturgy Energy Group SA (Utilities, Gas utilities)	12,499	301,023
Repsol SA (Energy, Oil, gas & consumable fuels)	29,505	420,827
Telefonica SA (Communication services, Diversified telecommunication services)	111,648	505,680
		9,461,655
Sweden: 3.25%
Alfa Laval AB (Industrials, Machinery)	6,483	286,653
Assa Abloy AB Class B (Industrials, Building products)	14,025	427,121
Atlas Copco AB Class A (Industrials, Machinery)	72,219	1,285,329
Essity AB Class B (Consumer staples, Household products)	16,221	456,075
Evolution AB (Consumer discretionary, Hotels, restaurants & leisure)144A	5,372	520,382
Fastighets AB Balder Class B (Real estate, Real estate management & development)†	55,658	410,441
Getinge AB Class B (Health care, Health care equipment & supplies)	14,351	280,244
Indutrade AB (Industrials, Machinery)	17,940	527,527
Investor AB Class B (Financials, Financial services)	25,084	712,138
Lifco AB Class B (Industrials, Industrial conglomerates)	15,415	457,309
Sandvik AB (Industrials, Machinery)	13,792	282,347
Skandinaviska Enskilda Banken AB Class A (Financials, Banks)	61,261	942,163
SKF AB Class B (Industrials, Machinery)	12,645	235,081
Svenska Cellulosa AB SCA Class B (Materials, Paper & forest products)	33,920	461,098
Svenska Handelsbanken AB Class A (Financials, Banks)	66,147	667,679
Swedbank AB Class A (Financials, Banks)	25,783	548,248
Volvo AB Class B (Industrials, Machinery)	24,114	615,407
Volvo Car AB Class B (Consumer discretionary, Automobiles)†	92,952	263,736
		9,378,978
Switzerland: 9.84%
ABB Ltd. (Industrials, Electrical equipment)	29,656	1,646,104
Alcon, Inc. (Health care, Health care equipment & supplies)	7,863	744,504
Avolta AG (Consumer discretionary, Specialty retail)	6,343	239,330
Chocoladefabriken Lindt & Spruengli AG (Consumer staples, Food products)	53	664,281
Cie Financiere Richemont SA Class A (Consumer discretionary, Textiles, apparel & luxury goods)	8,190	1,249,231
Clariant AG (Materials, Chemicals)	21,279	315,643
Coca-Cola HBC AG (Consumer staples, Beverages)	13,108	478,310
DSM-Firmenich AG (Materials, Chemicals)	2,600	331,939
EMS-Chemie Holding AG (Materials, Chemicals)	845	706,619
Givaudan SA (Materials, Chemicals)	119	583,820
See accompanying notes to portfolio of investments
8 | Allspring Disciplined International Developed Markets Portfolio

Portfolio of investments—July 31, 2024 (unaudited)

	Shares	Value
Switzerland(continued)
Holcim AG (Materials, Construction materials)	11,308	$1,056,737
Julius Baer Group Ltd. (Financials, Capital markets)	6,680	365,581
Logitech International SA (Information technology, Technology hardware, storage & peripherals)	5,004	450,741
Lonza Group AG (Health care, Life sciences tools & services)	573	381,566
Nestle SA (Consumer staples, Food products)	43,767	4,433,273
Novartis AG (Health care, Pharmaceuticals)	40,624	4,534,769
Partners Group Holding AG (Financials, Capital markets)	330	444,194
Roche Holding AG (Health care, Pharmaceuticals)	10,677	3,456,779
Roche Holding AG Swiss Stock Exchange (Health care, Pharmaceuticals)	2,444	859,584
Sandoz Group AG (Health care, Pharmaceuticals)	7,818	339,092
Schindler Holding AG (Industrials, Machinery)	2,821	755,052
Siemens Energy AG (Industrials, Electrical equipment)†	9,963	289,311
Sika AG (Materials, Chemicals)	1,137	345,212
Sonova Holding AG (Health care, Health care equipment & supplies)	1,420	435,281
Straumann Holding AG (Health care, Health care equipment & supplies)	2,564	330,632
Swatch Group AG (Consumer discretionary, Textiles, apparel & luxury goods)	1,998	411,498
Swiss Re AG (Financials, Insurance)	4,855	598,541
Swisscom AG (Communication services, Diversified telecommunication services)	788	482,289
UBS Group AG (Financials, Capital markets)	37,868	1,147,426
Zurich Insurance Group AG (Financials, Insurance)	611	335,910
		28,413,249
United Kingdom: 13.90%
3i Group PLC (Financials, Capital markets)	37,186	1,496,019
Anglo American PLC (Materials, Metals & mining)	10,468	317,351
Ashtead Group PLC (Industrials, Trading companies & distributors)	3,878	279,865
Associated British Foods PLC (Consumer staples, Food products)	11,591	370,046
AstraZeneca PLC (Health care, Pharmaceuticals)	22,706	3,607,320
Aviva PLC (Financials, Insurance)	55,139	355,199
BAE Systems PLC (Industrials, Aerospace & defense)	67,896	1,132,377
BP PLC (Energy, Oil, gas & consumable fuels)	194,772	1,151,319
British American Tobacco PLC (Consumer staples, Tobacco)	44,327	1,572,768
BT Group PLC (Communication services, Diversified telecommunication services)	199,443	361,690
Bunzl PLC (Industrials, Trading companies & distributors)	14,027	587,722
Centrica PLC (Utilities, Multi-utilities)	302,111	515,091
Coca-Cola Europacific Partners PLC (Consumer staples, Beverages)	8,487	626,086
Compass Group PLC (Consumer discretionary, Hotels, restaurants & leisure)	11,638	358,392
Diageo PLC (Consumer staples, Beverages)	19,847	617,539
GSK PLC (Health care, Pharmaceuticals)	70,208	1,363,354
Halma PLC (Information technology, Electronic equipment, instruments & components)	13,984	478,652
Hargreaves Lansdown PLC (Financials, Capital markets)	25,236	358,505
HSBC Holdings PLC (Financials, Banks)	325,969	2,964,396
Imperial Brands PLC (Consumer staples, Tobacco)	41,181	1,135,024
Informa PLC (Communication services, Media)	74,333	830,684
InterContinental Hotels Group PLC (Consumer discretionary, Hotels, restaurants & leisure)	2,817	283,800
J Sainsbury PLC (Consumer staples, Consumer staples distribution & retail)	88,128	312,519
See accompanying notes to portfolio of investments
Allspring Disciplined International Developed Markets Portfolio | 9

Portfolio of investments—July 31, 2024 (unaudited)

	Shares	Value
United Kingdom(continued)
JD Sports Fashion PLC (Consumer discretionary, Specialty retail)	179,439	$303,583
London Stock Exchange Group PLC (Financials, Capital markets)	4,533	551,783
Mondi PLC (Materials, Paper & forest products)	33,863	662,078
National Grid PLC (Utilities, Multi-utilities)	27,629	350,562
Ocado Group PLC (Consumer staples, Consumer staples distribution & retail)†	70,498	368,647
Phoenix Group Holdings plc (Financials, Insurance)	51,140	360,184
Prudential PLC (Financials, Insurance)	41,012	370,108
Reckitt Benckiser Group PLC (Consumer staples, Household products)	12,186	655,529
RELX PLC (Industrials, Professional services)	22,108	1,043,442
Rentokil Initial PLC (Industrials, Commercial services & supplies)	51,296	313,221
Rio Tinto PLC (Materials, Metals & mining)	17,006	1,105,949
Rolls-Royce Holdings PLC (Industrials, Aerospace & defense)†	182,410	1,056,191
Sage Group PLC (Information technology, Software)	30,368	424,501
Schroders PLC (Financials, Capital markets)	58,069	293,450
Segro PLC REIT (Real estate, Industrial REITs)	23,514	276,774
Shell PLC (Energy, Oil, gas & consumable fuels)	120,286	4,386,094
Smith & Nephew PLC (Health care, Health care equipment & supplies)	23,054	332,273
Smiths Group PLC (Industrials, Industrial conglomerates)	18,671	428,857
SSE PLC (Utilities, Electric utilities)	17,565	425,105
St. James’s Place PLC (Financials, Capital markets)	47,054	414,488
Standard Chartered PLC (Financials, Banks)	27,980	276,395
Tesco PLC (Consumer staples, Consumer staples distribution & retail)	220,782	941,518
Unilever PLC (Consumer staples, Personal care products)	5,160	316,126
Unilever PLC London Stock Exchange (Consumer staples, Personal care products)	39,616	2,434,588
Vodafone Group PLC (Communication services, Wireless telecommunication services)	457,464	428,072
Wise PLC Class A (Financials, Financial services)†	27,776	255,750
WPP PLC (Communication services, Media)	30,500	294,205
		40,145,191
United States: 0.28%
Experian PLC (Industrials, Professional services)	17,436	822,631
Total common stocks (Cost $227,630,612)		278,666,476

	Dividend rate
Preferred stocks: 0.15%
Germany: 0.15%
Henkel AG & Co. KGaA (Consumer staples, Household products)	2.00	4,936	422,234
Total preferred stocks (Cost $450,894)			422,234
See accompanying notes to portfolio of investments
10 | Allspring Disciplined International Developed Markets Portfolio

Portfolio of investments—July 31, 2024 (unaudited)

		Yield	Shares	Value
Short-term investments: 2.58%
Investment companies: 2.58%
Allspring Government Money Market Fund Select Class♠∞		5.25%	7,470,907	$7,470,907
Total short-term investments (Cost $7,470,907)				7,470,907
Total investments in securities (Cost $235,552,413)	99.19%			286,559,617
Other assets and liabilities, net	0.81			2,333,430
Total net assets	100.00%			$288,893,047

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$3,510,138	$12,622,519	$(8,661,750)	$0	$0	$7,470,907	7,470,907	$82,097
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
MSCI EAFE Index	63	9-20-2024	$7,402,549	$7,527,555	$125,006	$0
See accompanying notes to portfolio of investments
Allspring Disciplined International Developed Markets Portfolio | 11

Notes to portfolio of investments—July 31, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On July 31, 2024, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in
12 | Allspring Disciplined International Developed Markets Portfolio

Notes to portfolio of investments—July 31, 2024 (unaudited)
active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of July 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$0	$20,088,415	$0	$20,088,415
Austria	0	1,076,305	0	1,076,305
Belgium	0	1,139,947	0	1,139,947
Denmark	17,322	9,673,130	0	9,690,452
Finland	0	2,129,525	0	2,129,525
France	0	28,848,499	0	28,848,499
Germany	0	20,688,284	0	20,688,284
Hong Kong	0	4,194,993	0	4,194,993
Ireland	813,902	1,810,570	0	2,624,472
Israel	2,780,595	533,836	0	3,314,431
Italy	0	6,500,252	0	6,500,252
Japan	0	64,584,787	0	64,584,787
Luxembourg	0	722,314	0	722,314
Netherlands	0	16,503,082	0	16,503,082
New Zealand	0	316,541	0	316,541
Norway	0	2,444,622	0	2,444,622
Portugal	355,439	0	0	355,439
Singapore	456,155	4,766,257	0	5,222,412
Spain	0	9,461,655	0	9,461,655
Sweden	0	9,378,978	0	9,378,978
Switzerland	0	28,413,249	0	28,413,249
United Kingdom	626,086	39,519,105	0	40,145,191
United States	0	822,631	0	822,631
Preferred stocks
Germany	0	422,234	0	422,234
Short-term investments
Investment companies	7,470,907	0	0	7,470,907
	12,520,406	274,039,211	0	286,559,617
Futures contracts	125,006	0	0	125,006
Total assets	$12,645,412	$274,039,211	$0	$286,684,623
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of July 31, 2024, $892,453 was segregated as cash collateral for these open futures contracts.
At July 31, 2024, the Portfolio did not have any transfers into/out of Level 3.
Allspring Disciplined International Developed Markets Portfolio | 13